Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Accounting Principles	Accounting Principles The Company’s Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).
Principles of Consolidation
Principles of Consolidation
The Consolidated Financial Statements include the accounts of the Company and all entities in which it has a direct or indirect controlling financial interest and variable interest entities for which the Company has determined it is the primary beneficiary. Intercompany transactions have been eliminated in consolidation.

Use of Estimates and Assumptions
Use of Estimates and Assumptions
The use of estimates and assumptions as determined by management is required in the preparation of the Consolidated Financial Statements in conformity with GAAP. These estimates are based on management’s evaluation of historical trends and other information available when the Consolidated Financial Statements are prepared and may affect the amounts reported and related disclosures. Actual results could differ from those estimates.

Revenue Recognition
Revenue Recognition
The Company derives revenue primarily through the operation and licensing of the Avis and Budget rental systems and by providing vehicle rentals and other services to business and leisure travelers and others. Other revenue includes sales of loss damage waivers and insurance products, fuel and fuel service charges, rentals of GPS navigation units and other items. Revenue is recognized when persuasive evidence of an arrangement exists, the services have been rendered to customers, the pricing is fixed or determinable and collection is reasonably assured.
Vehicle rental and rental-related revenue is recognized over the period the vehicle is rented. Licensing revenue principally consists of royalties paid by the Company’s licensees and is recorded within other revenues as the licensees’ revenue is earned (over the rental period of a vehicle). The Company renews license agreements in the normal course of business and occasionally terminates, purchases or sells license agreements. In connection with ongoing fees that the Company receives from its licensees pursuant to license agreements, the Company is required to provide certain services, such as training, marketing and the operation of reservation systems. Revenue and expenses associated with gasoline, vehicle licensing and airport concessions are recorded on a gross basis within revenue and operating expenses. Membership fees related to the Company’s car sharing business are generally nonrefundable, are deferred and recognized ratably over the period of membership and are included in Accounts payable and other current liabilities in the Consolidated Balance Sheets.

Currency Translation
Currency Translation
Assets and liabilities of foreign operations are translated at the rate of exchange in effect on the balance sheet date; income and expenses are translated at the prevailing monthly average rate of exchange. The related translation adjustments are reflected in accumulated other comprehensive income (loss) in the stockholders’ equity section of the Consolidated Balance Sheets and in the Consolidated Statements of Comprehensive Income. The accumulated currency translation adjustment as of December 31, 2014 and 2013 was $51 million and $166 million, respectively. The Company has designated its 6% Euro-denominated Notes as a hedge of its net investment in Euro-denominated foreign operations and, accordingly, records the effective portion of gains or losses on this net investment hedge in accumulated other comprehensive income (loss) as part of currency translation adjustments.

Cash and Cash Equivalents	Cash and Cash Equivalents The Company considers highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.
Property and Equipment
Property and Equipment
Property and equipment (including leasehold improvements) are stated at cost, net of accumulated depreciation and amortization. Depreciation (non-vehicle related) is computed utilizing the straight-line method over the estimated useful lives of the related assets. Amortization of leasehold improvements is computed utilizing the straight-line method over the estimated benefit period of the related assets, which may not exceed 20 years, or the lease term, if shorter. Useful lives are as follows:

Buildings	30 years
Furniture, fixtures & equipment	3 to 10 years
Capitalized software	3 to 7 years
Buses and support vehicles	4 to 15 years

The Company capitalizes the costs of software developed for internal use when the preliminary project stage is completed and management (i) commits to funding the project and (ii) believes it is probable that the project will be completed and the software will be used to perform the function intended. The software developed or obtained for internal use is amortized on a straight-line basis commencing when such software is ready for its intended use. The net carrying value of software developed or obtained for internal use was $140 million and $108 million as of December 31, 2014 and 2013, respectively.

Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets
Goodwill represents the excess, if any, of the fair value of the consideration transferred by the acquirer and the fair value of any non-controlling interest remaining in the acquiree, if any, over the fair values of the identifiable net assets acquired. The Company does not amortize goodwill, but assesses it for impairment at least annually and whenever events or changes in circumstances indicate that the carrying amounts of their respective reporting units exceed their fair values. The Company performs its annual impairment assessment in the fourth quarter of each year at the reporting unit level. The Company assesses goodwill for such impairment by comparing the carrying value of each reporting unit to its fair value using the present value of expected future cash flows. When appropriate, comparative market multiples and other factors are used to corroborate the discounted cash flow results.
Other intangible assets, primarily trademarks, with indefinite lives are not amortized but are evaluated annually for impairment and whenever events or changes in circumstances indicate that the carrying amount of this asset may exceed its fair value. If the carrying value of an other intangible asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess. Other intangible assets with finite lives are amortized over their estimated useful lives and are evaluated each reporting period to determine if circumstances warrant a revision to these lives.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
The Company is required to assess long-lived assets for impairment whenever circumstances indicate impairment may have occurred. This analysis is performed by comparing the respective carrying values of the assets to the undiscounted expected future cash flows to be generated from such assets. Property and equipment is evaluated separately within each segment. If such analysis indicates that the carrying value of these assets is not recoverable, the carrying value of such assets is reduced to fair value.

Program Cash	Program Cash Program cash primarily represents amounts specifically designated to purchase assets under vehicle programs and/or to repay the related debt.
Vehicles
Vehicles
Vehicles are stated at cost, net of accumulated depreciation. The initial cost of the vehicles is recorded net of incentives and allowances from manufacturers. The Company acquires many of its rental vehicles pursuant to repurchase and guaranteed depreciation programs established by automobile manufacturers. Under these programs, the manufacturers agree to repurchase vehicles at a specified price and date, or guarantee the depreciation rate for a specified period of time, subject to certain eligibility criteria (such as car condition and mileage requirements). The Company depreciates vehicles such that the net book value on the date of return to the manufacturers is intended to equal the contractual guaranteed residual values, thereby minimizing any gain or loss.
Rental vehicles acquired outside of manufacturer repurchase and guaranteed depreciation programs are depreciated based upon their estimated residual values at their expected dates of disposition, after giving effect to anticipated conditions in the used car market. Any adjustments to depreciation are made prospectively.
The estimation of residual values requires the Company to make assumptions regarding the age and mileage of the car at the time of disposal, as well as expected used vehicle auction market conditions. The Company periodically evaluates estimated residual values and adjusts depreciation rates as appropriate. Differences between actual residual values and those estimated result in a gain or loss on disposal and are recorded as part of vehicle depreciation at the time of sale. Vehicle-related interest expense amounts are net of vehicle-related interest income of $10 million, $9 million and $8 million for 2014, 2013 and 2012, respectively.

Advertising Expenses
Advertising Expenses
Advertising costs are generally expensed in the period incurred. Advertising expenses, recorded within selling, general and administrative expense on our Consolidated Statements of Operations, include radio, television, travel partner rewards programs, Internet advertising and other advertising and promotions and were approximately $112 million, $116 million and $127 million in 2014, 2013 and 2012, respectively.

Taxes
Taxes
The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined based on the differences between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.
The Company records net deferred tax assets to the extent it believes that it is more likely than not that these assets will be realized. In making such determination, the Company considers all available positive and negative evidence, including scheduled reversals of deferred tax liabilities, projected future taxable income, tax planning strategies and recent results of operations. In the event the Company were to determine that it would be able to realize the deferred income tax assets in the future in excess of their net recorded amount, the Company would adjust the valuation allowance, which would reduce the provision for income taxes.
The Company reports revenues net of any tax assessed by a governmental authority that is both imposed on and concurrent with a specific revenue-producing transaction between a seller and a customer.

Fair Value Measurements
Fair Value Measurements
The Company measures fair value of assets and liabilities and discloses the source for such fair value measurements. Financial assets and liabilities are classified as follows: Level 1, which refers to assets and liabilities valued using quoted prices from active markets for identical assets or liabilities; Level 2, which refers to assets and liabilities for which significant other observable market inputs are readily available; and Level 3, which are valued based on significant unobservable inputs.
The fair value of the Company’s financial instruments is generally determined by reference to market values resulting from trading on a national securities exchange or in an over-the-counter market (Level 1 inputs). In some cases where quoted market prices are not available, prices are derived by considering the yield of the benchmark security that was issued to initially price the instruments and adjusting this rate by the credit spread that market participants would demand for the instruments as of the measurement date (Level 2 inputs). In situations where long-term borrowings are part of a conduit facility backed by short-term floating rate debt, the Company has determined that its carrying value approximates the fair value of this debt (Level 2 inputs). The carrying amounts of cash and cash equivalents, available-for-sale securities, accounts receivable, program cash and accounts payable and accrued liabilities approximate fair value due to the short-term maturities of these assets and liabilities.
The Company’s derivative assets and liabilities consist principally of currency exchange contracts, interest rate swaps, interest rate contracts and commodity contracts, and are carried at fair value based on significant observable inputs (Level 2 inputs). Derivatives entered into by the Company are typically executed over-the-counter and are valued using internal valuation techniques, as no quoted market prices exist for such instruments. The valuation technique and inputs depend on the type of derivative and the nature of the underlying exposure. The Company principally uses discounted cash flows to value these instruments. These models take into account a variety of factors including, where applicable, maturity, commodity prices, interest rate yield curves of the Company and counterparties, credit curves, counterparty creditworthiness and currency exchange rates. These factors are applied on a consistent basis and are based upon observable inputs where available.

Derivative Instruments
Derivative Instruments
Derivative instruments are used as part of the Company’s overall strategy to manage exposure to market risks associated with fluctuations in currency exchange rates, interest rates and gasoline costs. As a matter of policy, derivatives are not used for trading or speculative purposes.
All derivatives are recorded at fair value either as assets or liabilities. Changes in fair value of derivatives not designated as hedging instruments are recognized currently in earnings within the same line item as the hedged item. The effective portion of changes in fair value of a derivative that is designated as either a cash flow or net investment hedge, is recorded as a component of accumulated other comprehensive income (loss). The ineffective portion is recognized in earnings within the same line item as the hedged item, including vehicle interest, net or interest related to corporate debt, net. Amounts included in accumulated other comprehensive income (loss) are reclassified into earnings in the same period during which the hedged item affects earnings. Amounts related to our derivative instruments are recognized in the Consolidated Statements of Cash Flows consistent with the nature of the hedged item (principally operating activities).

Investments
Investments
Joint venture investments are typically accounted for under the equity method of accounting. Under this method, the Company records its proportional share of the joint venture’s net income or loss within operating expenses in the Consolidated Statements of Operations. The Company assesses equity method investments for impairment whenever events or changes in circumstances indicate that the carrying amounts of such investments may not be recoverable. Any difference between the carrying value of the equity method investment and its estimated fair value is recognized as an impairment charge if the loss in value is deemed other than temporary. As of December 31, 2014, the Company had investments in several joint ventures with a carrying value of $46 million, recorded within other non-current assets on the Consolidated Balance Sheets.
Aggregate realized gains and losses on investments and dividend income are recorded within operating expenses on the Consolidated Statements of Operations. During 2014, the Company realized a gain of $7 million from the sale of equity investments. During 2013, the amount realized from the sale of certain equity investments was not material. During 2012, the Company realized a gain of $2 million from the sale of equity investments.

Self-Insurance Reserves
Self-Insurance Reserves
The Consolidated Balance Sheets include $397 million and $416 million of liabilities associated with retained risks of liability to third parties as of December 31, 2014 and 2013, respectively. Such liabilities relate primarily to public liability and third-party property damage claims, as well as claims arising from the sale of ancillary insurance products including but not limited to supplemental liability, personal effects protection and personal accident insurance. These obligations represent an estimate for both reported claims not yet paid and claims incurred but not yet reported. The estimated reserve requirements for such claims are recorded on an undiscounted basis utilizing actuarial methodologies and various assumptions which include, but are not limited to, the Company’s historical loss experience and projected loss development factors. The required liability is also subject to adjustment in the future based upon changes in claims experience, including changes in the number of incidents for which the Company is ultimately liable and changes in the cost per incident. These amounts are included within accounts payable and other current liabilities and other non-current liabilities.
The Consolidated Balance Sheets also include liabilities of approximately $67 million and $59 million as of December 31, 2014 and 2013, respectively, related to workers’ compensation, health and welfare and other employee benefit programs. The liabilities represent an estimate for both reported claims not yet paid and claims incurred but not yet reported, utilizing actuarial methodologies similar to those mentioned above. These amounts are included within accounts payable and other current liabilities and other non-current liabilities.

Share-based Compensation
Stock-Based Compensation
Stock-based compensation cost is measured at the grant date, based on the fair value of the award, and is recognized as expense on a straight-line basis over the vesting period. The Company’s policy is to record compensation expense for stock options, and restricted stock units that are time- and performance-based, for the portion of the award that is expected to vest. Compensation expense related to market-based restricted stock units is recognized provided that the requisite service is rendered, regardless of when, if ever, the market condition is satisfied. We estimate the fair value of restricted stock units using the market price of the Company’s common stock on the date of grant. We estimate the fair value of stock-based and cash unit awards containing a market condition using a Monte Carlo simulation model. Key inputs and assumptions used in the Monte Carlo simulation model include the stock price of the award on the grant date, the expected term, the risk-free interest rate over the expected term, the expected annual dividend yield and the expected stock price volatility. The expected volatility is based on a combination of the historical and implied volatility of the Company’s publicly traded, near-the-money stock options, and the valuation period is based on the vesting period of the awards. The risk-free interest rate is derived from the U.S. Treasury yield curve in effect at the time of grant and, since the Company does not currently pay or plan to pay a dividend on its common stock, the expected dividend yield was zero.

Business Combinations
Business Combinations
The Company uses the acquisition method of accounting for business combinations, which requires that the assets acquired and liabilities assumed be recorded at their respective fair values at the date of acquisition. Assets acquired and liabilities assumed in a business combination that arise from contingencies are recognized if fair value can be reasonably estimated at the acquisition date. The excess, if any, of (i) the fair value of the consideration transferred by the acquirer and the fair value of any non-controlling interest remaining in the acquiree, over (ii) the fair values of the identifiable net assets acquired is recorded as goodwill. Gains and losses on the re-acquisition of license agreements are recorded in the Consolidated Statements of Operations within Transaction-related costs, net, upon completion of the respective acquisition. Costs incurred to effect a business combination are expensed as incurred, except for the cost to issue debt related to the acquisition.

Transaction-related Costs
Transaction-related Costs, net
Transaction-related costs, net are classified separately in the Consolidated Statements of Operations. These costs comprise expenses related to the integration of the acquiree’s operations with those of the Company, including costs associated with the implementation of incremental compliance-related programs, expenses for the implementation of best practices and process improvements, expenses related to acquisition-related activities such as due-diligence and other advisory costs, non-cash charges related to re-acquired rights and contingent consideration related to acquisitions.

Currency Transactions
Currency Transactions
Currency gains and losses resulting from foreign currency transactions are generally included in operating expenses within the Consolidated Statement of Operations; however the net gain or loss of currency transactions on intercompany loans and the unrealized gain or loss on intercompany loan hedges are included within interest expense related to corporate debt, net. During the years ended December 31, 2014, 2013 and 2012, the Company recorded losses of $9 million, $11 million and $17 million, respectively, on such items.

New and Recently Issued Accounting Standards
Adoption of New Accounting Standards During 2014

On January 1, 2014, the Company adopted, as required, Accounting Standards Update (“ASU”) 2013-04, “Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligations Is Fixed at the Reporting Date,” which requires companies to measure these obligations as the sum of the amount the Company agreed to pay plus any additional amount the Company expects to pay on behalf of co-obligors. The adoption of this pronouncement did not have a material impact on the Company’s financial statements.

Recently Issued Accounting Pronouncements

On January 1, 2015, as a result of the issuance of a new accounting pronouncement, the Company adopted ASU 2014-08, “Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity,” which changes the criteria for determining which disposals can be presented as discontinued operations and also modifies related disclosure requirements. The adoption of this accounting pronouncement did not have an impact on the Company’s financial statements.

In May 2014, the Financial Accounting Standards Board (“FASB”) issued ASU 2014-09, “Revenue from Contracts with Customers,” which outlines a single model for entities to use in accounting for revenue arising from contracts with customers and supersedes current revenue recognition guidance. ASU 2014-09 becomes effective for the Company on January 1, 2017. The Company is currently evaluating the effect of this accounting pronouncement.

In June 2014, the FASB issued ASU 2014-12, “Accounting for Share-Based Payments When the Terms of an Award Allow a Performance Target to Be Achieved After the Requisite Service Period,” which requires that a performance target that could be achieved after the requisite service period be treated as a performance condition that affects the vesting of the award. ASU 2014-12 becomes effective for the Company on January 1, 2016. The adoption of this accounting pronouncement is not expected to have an impact on the Company’s financial statements.

In August 2014, the FASB issued ASU 2014-15, “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” which requires management to perform interim and annual assessments of an entity’s ability to continue as a going concern within one year of the date the financial statements are issued and to provide related footnote disclosures in certain circumstances. ASU 2014-15 becomes effective for the Company on January 1, 2016. The adoption of this accounting pronouncement is not expected to have an impact on the Company’s financial statements.